Victory Pioneer Fund
(successor to Pioneer Fund)
Schedule of Investments | September 30, 2025

Schedule of Investments  |  9/30/25
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.4%
	Common Stocks — 98.9% of Net Assets
	Air Freight & Logistics — 2.2%
2,594,724	United Parcel Service, Inc., Class B	$ 216,737,296
	Total Air Freight & Logistics	$216,737,296

	Banks — 4.3%
9,242,934	Truist Financial Corp.	$ 422,586,943
	Total Banks	$422,586,943

	Beverages — 1.6%
1,895,448	Cameco Corp.	$ 158,952,269
	Total Beverages	$158,952,269

	Biotechnology — 1.3%
319,195(a)	Vertex Pharmaceuticals, Inc.	$ 125,009,530
	Total Biotechnology	$125,009,530

	Broadline Retail — 4.7%
2,122,556(a)	Amazon.com, Inc.	$ 466,049,621
	Total Broadline Retail	$466,049,621

	Capital Markets — 3.1%
231,928	Goldman Sachs Group, Inc.	$ 184,695,863
970,247	KKR & Co., Inc.	126,083,598
	Total Capital Markets	$310,779,461

	Communications Equipment — 1.6%
337,216(a)	Arista Networks, Inc.	$ 49,135,743
1,613,331	Cisco Systems, Inc.	110,384,107
	Total Communications Equipment	$159,519,850

	Construction & Engineering — 6.5%
312,546	EMCOR Group, Inc.	$ 203,011,129
412,586(a)	MasTec, Inc.	87,802,427
837,275	Quanta Services, Inc.	346,983,505
	Total Construction & Engineering	$637,797,061

	Construction Materials — 4.6%
713,494	Martin Marietta Materials, Inc.	$ 449,700,998
	Total Construction Materials	$449,700,998

	Consumer Staples Distribution & Retail — 2.7%
2,812,937(a)	BJ’s Wholesale Club Holdings, Inc.	$ 262,306,375
	Total Consumer Staples Distribution & Retail	$262,306,375

1Victory Pioneer Fund | 9/30/25

Shares		Value
	Electric Utilities — 3.0%
1,469,230	American Electric Power Co., Inc.	$ 165,288,375
782,700	NRG Energy, Inc.	126,758,265
	Total Electric Utilities	$292,046,640

	Electrical Equipment — 7.5%
2,979,264	ABB, Ltd. (A.D.R.)	$ 214,358,045
382,250	GE Vernova, Inc.	235,045,525
760,138(a)	Generac Holdings, Inc.	127,247,101
743,567	Regal Rexnord Corp.	106,657,250
348,381	Vertiv Holdings Co., Class A	52,556,758
	Total Electrical Equipment	$735,864,679

	Electronic Equipment, Instruments & Components — 1.1%
1,273,201	Corning, Inc.	$ 104,440,678
	Total Electronic Equipment, Instruments & Components	$104,440,678

	Financial Services — 4.9%
1,508,488	Apollo Global Management, Inc.	$ 201,036,196
838,705	Visa, Inc., Class A	286,317,113
	Total Financial Services	$487,353,309

	Food Products — 0.4%
1,510,633	Hormel Foods Corp.	$ 37,373,060
	Total Food Products	$37,373,060

	Ground Transportation — 0.5%
462,855(a)	Uber Technologies, Inc.	$ 45,345,904
	Total Ground Transportation	$45,345,904

	Health Care Providers & Services — 1.3%
457,689	Labcorp Holdings, Inc.	$ 131,384,204
	Total Health Care Providers & Services	$131,384,204

	Interactive Media & Services — 5.3%
2,161,626	Alphabet, Inc., Class A	$ 525,491,281
	Total Interactive Media & Services	$525,491,281

	IT Services — 3.6%
629,996	Accenture Plc, Class A	$ 155,357,014
709,015	International Business Machines Corp.	200,055,672
	Total IT Services	$355,412,686

Victory Pioneer Fund | 9/30/252

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Shares		Value
	Metals & Mining — 2.2%
5,481,981	Freeport-McMoRan, Inc.	$ 215,003,295
	Total Metals & Mining	$215,003,295

	Oil, Gas & Consumable Fuels — 2.4%
995,736	Cheniere Energy, Inc.	$ 233,978,045
	Total Oil, Gas & Consumable Fuels	$233,978,045

	Pharmaceuticals — 2.0%
259,110	Eli Lilly & Co.	$ 197,700,930
	Total Pharmaceuticals	$197,700,930

	Semiconductors & Semiconductor Equipment — 15.4%
616,622(a)	Advanced Micro Devices, Inc.	$ 99,763,273
785,600	Applied Materials, Inc.	160,843,744
777,934	Broadcom, Inc.	256,648,206
148,365	KLA Corp.	160,026,489
4,248,400	NVIDIA Corp.	792,666,472
308,411	QUALCOMM, Inc.	51,307,254
	Total Semiconductors & Semiconductor Equipment	$1,521,255,438

	Software — 10.0%
1,241,943	Microsoft Corp.	$ 643,264,377
241,272	Oracle Corp.	67,855,337
603,480(a)	Palo Alto Networks, Inc.	122,880,598
303,520(a)	Synopsys, Inc.	149,753,733
	Total Software	$983,754,045

	Specialty Retail — 1.6%
387,292	Home Depot, Inc.	$ 156,926,846
	Total Specialty Retail	$156,926,846

	Technology Hardware, Storage & Peripherals — 5.1%
1,992,445	Apple, Inc.	$ 507,336,270
	Total Technology Hardware, Storage & Peripherals	$507,336,270

	Total Common Stocks (Cost $5,927,937,642)	$9,740,106,714

3Victory Pioneer Fund | 9/30/25

Shares		Value

	SHORT TERM INVESTMENTS — 1.5% of Net Assets
	Open-End Fund — 1.5%
149,563,038(b)	Dreyfus Government Cash Management, Institutional Shares, 4.04%	$ 149,563,038
		$149,563,038

	TOTAL SHORT TERM INVESTMENTS (Cost $149,563,038)	$149,563,038

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.4% (Cost $6,077,500,680)	$9,889,669,752
	OTHER ASSETS AND LIABILITIES — (0.4)%	$(36,127,815)
	net assets — 100.0%	$9,853,541,937

(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$9,740,106,714	$—	$—	$9,740,106,714
Open-End Fund	149,563,038	—	—	149,563,038
Total Investments in Securities	$9,889,669,752	$—	$—	$9,889,669,752
During the period ended September 30, 2025, there were no transfers in or out of Level 3.
Victory Pioneer Fund | 9/30/254